Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation
Schedule of reconciliation of the beginning and ending amount of asset retirement obligation

	Thousands of Yen
	2020	2019
Beginning balance	¥127,411	¥119,519
Liabilities incurred	80,056	63,623
Liabilities settled	(16,870)	(55,954)
Accretion expense	595	223
Ending balance	¥191,192	¥127,411